Reconciliation of liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Cash / non-cash	Total loans and borrowings (Note 20)	Financial payables (Note 21)	Derivatives: (Net) Fair value of cross currency and interest rate swaps
		€m	€m	€m
Opening balance January 1, 2024		2,135.1	43.6	91.8
Cash inflow (1)	Cash	—	—	12.8
Cash outflow (1)	Cash	(40.5)	(125.0)	—
Interest accretion (2)	Cash	8.3	117.3	—
Exchange movement	Non-cash	40.0	1.0	—
Fair value changes	Non-cash	—	—	(59.0)
Other non-cash adjustments	Non-cash	34.5	1.2	—
Closing balance December 31, 2024		2,177.4	38.1	45.6

	Cash / non-cash	Total loans and borrowings (Note 20)	Financial payables (Note 21)	Derivatives: (Net) Fair value of cross currency and interest rate swaps
		€m	€m	€m
Opening balance January 1, 2023		2,164.9	26.1	56.4
Cash inflow (1)	Cash	6.0	—	7.6
Cash outflow (1)	Cash	(46.0)	(101.2)	(0.8)
Interest accretion (2)	Cash	3.4	120.4	—
Exchange movement	Non-cash	(22.8)	(0.4)	—
Fair value changes	Non-cash	—	—	28.6
Other non-cash adjustments	Non-cash	29.6	(1.3)	—
Closing balance December 31, 2023		2,135.1	43.6	91.8
(1) Cash flows from cross currency and interest rate swaps are part of effective cash flow hedging relationships. The part of cash flows from cross currency and interest rate swaps related to payment of interest is included within interest paid in the Consolidated Statement of Cash Flows. The part of cash flows from cross currency and interest rate swaps related to repayment of loan principal is included within (payment)/proceeds on settlement of derivatives in the Consolidated Statement of Cash Flows.